Right of Use Assets and Lease Liabilities - Summary of The Maturity of The Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
June 30, 2023	$ 3,942
June 30, 2024	3,853
June 30, 2025	4,155
June 30, 2026	4,379
June 30, 2027	4,433
Thereafter	12,049
Total minimum lease payments	32,811
Less amount representing interest	(3,235)
Present value of lease liabilities	29,576	$ 20,601
Less: current portion	(4,020)
Long term portion of lease liabilities	$ 25,556	$ 17,660